Promissory Note to BitFuFu (Details) - Arisz Acquisition Corp. [Member] - USD ($)				12 Months Ended
	Jul. 28, 2023	Apr. 24, 2023	Oct. 10, 2022	Sep. 30, 2023
Promissory Note to BitFuFu [Line Items]
Aggregate amount			$ 2,220,000
Percentage of interest rate			3.50%
Due date	Nov. 17, 2024		Oct. 26, 2023
Price per share (in Dollars per share)			$ 10
Loan amount		$ 2,220,000
Funding loan		$ 1,930,000
Outstanding amount				$ 2,380,000
Minimum [Member]
Promissory Note to BitFuFu [Line Items]
Loan payable amount	$ 1,930,000
Maximum [Member]
Promissory Note to BitFuFu [Line Items]
Loan payable amount	$ 4,180,000
Promissory Note [Member]
Promissory Note to BitFuFu [Line Items]
Accrued interest				$ 51,229